Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Translation risk - Tabular disclosure (Details) - Translation risk [member] € in Millions	Dec. 31, 2017 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets excluding net debt	€ 56,785
Net debt including derivatives	23,843
Net assets by currency	€ 32,942
Increase in euro interest rates (as a percent)	10.00%
Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets excluding net debt	€ 47,509
Net debt including derivatives	22,338
Net assets by currency	€ 25,171
Increase in euro interest rates (as a percent)	10.00%
Assets excluding net debt, appreciation	€ (843)
Net debt by currency including derivatives, appreciation	(137)
Net assets by currency, appreciation	€ (706)
Decrease in euro interest rates (as a percent)	10.00%
Assets excluding net debt, depreciation	€ 1,031
Net debt by currency including derivatives, depreciation	(167)
Net assets by currency, depreciation	863
United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets excluding net debt	167
Net debt including derivatives	7
Net assets by currency	160
United Kingdom, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets excluding net debt	(20)
Net debt including derivatives	(837)
Net assets by currency	817
Poland, Zlotych
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets excluding net debt	3,661
Net debt including derivatives	1,550
Net assets by currency	2,111
Egypt, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets excluding net debt	852
Net debt including derivatives	256
Net assets by currency	596
Morocco, Dirhams
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets excluding net debt	915
Net debt including derivatives	389
Net assets by currency	526
Other currencies [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets excluding net debt	3,701
Net debt including derivatives	140
Net assets by currency	€ 3,561